Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of loss (Income) Before Taxes on Income	Loss (income) before taxes on income consists of the following:
	Year ended December 31
	2024	2023	2022

Domestic	$3,345	$714	$1,293
Foreign operations (Beamr Inc. and Beamr Imaging RU)	(38)	(58)	(97)
	$3,307	$656	$1,196

Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Net Operating Loss	The significant components of the Company’s deferred tax assets are as follows:
	As of December 31
	2024	2023
Composition of deferred tax assets:
Net operating loss and capital losses carryforward	$7,202	$6,704
Research and development credits	537	397
Vacation accrual	44	44
Net deferred tax asset before valuation allowance	7,783	7,145

Valuation allowance	(7,783)	(7,145)
Net deferred tax assets	$-	$-